Stock-Based Compensation (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2023	Sep. 28, 2025	Sep. 29, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023
Stock-Based Compensation [Line Items]
Stock-based compensation expense		$ 4.2	$ 1.5	$ 8.2	$ 4.1
Stock options vested						$ 1.9	$ 3.8
Percentage of expected dividends						0.00%	0.00%
Number of vesting options (in Shares)						788,192	52,167
Vested options (in Shares)						4,343,172	280,412
Incremental stock-based compensation expense						$ 0.7	$ 0.1
Service Based Option [Member]
Stock-Based Compensation [Line Items]
Unrecognized stock-based compensation		1.6		$ 1.6
Weighted-average period				2 years 9 months 18 days
RSU [Member]
Stock-Based Compensation [Line Items]
Unrecognized stock-based compensation		$ 29.4		$ 29.4
Weighted-average period				4 years 3 months 18 days
Unrecognized stock-based compensation costs						$ 4.2
Weighted-average period of service-based options						4 years 8 months 12 days
Stock Option [Member]
Stock-Based Compensation [Line Items]
Expected term						10 years
Percentage of expected dividends						0.00%
Service-Based Options [Member]
Stock-Based Compensation [Line Items]
Unrecognized stock-based compensation costs						$ 15.1
Weighted-average period of service-based options						2 years 2 months 12 days
2023 Incentive Equity Plan [Member]
Stock-Based Compensation [Line Items]
Shares issued under plan (in Shares)	8,763,322
Percentage of common stock outstanding	4.00%
ISOs under the 2023 Plan [Member]
Stock-Based Compensation [Line Items]
Shares issued under plan (in Shares)	26,289,966